Condensed Consolidated Statement of Comprehensive Income/(Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Contract revenue	$ 0	$ 750
Grant revenue	288	2,400
Total revenue	288	3,150
Operating expenses:
General and administrative expenses	(27,758)	(26,166)
Research and development expenses	(38,928)	(53,146)
Operating income/(loss)	(66,398)	(76,163)
Other income/(expense):
Gain/(loss) on deconsolidation of subsidiary	0	61,787
Gain/(loss) on investments held at fair value	3,882	7,818
Realized gain/(loss) on sale of investments	151	0
Gain/(loss) on investments in notes from associates	11,612	(6,045)
Other income/(expense)	548	(1,134)
Other income/(expense)	16,193	62,426
Finance income/(costs):
Finance income	11,732	7,731
Finance costs – contractual	(1,036)	(1,338)
Finance income/(costs) – fair value accounting	(1,613)	2,650
Finance costs – non cash interest expense related to sale of future royalties	(10,551)	(3,726)
Net finance income/(costs)	(1,468)	5,316
Share of net income/(loss) of associates accounted for using the equity method	(3,357)	(5,324)
Income/(loss) before taxes	(55,030)	(13,744)
Tax benefit/(expense)	6,147	(11,807)
Income/(loss) for the period	(48,883)	(25,551)
Other comprehensive income/(loss):
Equity-accounted associate – share of other comprehensive income (loss)	0	92
Total other comprehensive income/(loss)	0	92
Total comprehensive income/(loss) for the period	(48,883)	(25,458)
Income/(loss) attributable to:
Owners of the Group	(41,773)	(25,004)
Non-controlling interests	(7,111)	(546)
Comprehensive income/(loss) attributable to:
Owners of the Group	(41,773)	(24,912)
Non-controlling interests	$ (7,111)	$ (546)
Earnings/(loss) per share:
Basic earnings/(loss) per share (in dollars per share)	$ (0.15)	$ (0.09)
Diluted earnings/(loss) per share (in dollars per share)	$ (0.15)	$ (0.09)